Supplementary Cash Flow Information - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Cash Flow Statement [Abstract]
Accounts payable and accrued liabilities	$ 96,875	$ 49,679
Property, plant and equipment purchases	96,875	49,627
Share issue costs		52
Accounts payable and accrued liabilities, recognized	49,679	3,860
Property, plant and equipment purchases, recognized	49,627	3,770
Share issue costs, recognized	$ 52	$ 90